CURRENT ASSETS HELD FOR SALE - Additional Information (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Disclosure of analysis of single amount of discontinued operations [line items]
Sale of the operations	R$ 14,600